Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Ohio Valley Electric Corporation [Member]
Ownership And Investment In OVEC
Ownership	43.47%
Investment	$ 4,408,000
Appalachian Power Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	148,000	91,000
Appalachian Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	98,000	289,000
Appalachian Power Co to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	854,000	840,000
Appalachian Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	204,000	289,000
Appalachian Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	543,000	12,000
Indiana Michigan Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	2,000	0
Indiana Michigan Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0	0
Indiana Michigan Power Co to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	170,000	170,000
Indiana Michigan Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	322,000	842,000
Indiana Michigan Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	1,468,000	2,662,000
Ohio Power Co to Appalachian Power Co [Member]
Cook Coal Terminal and SWEPCo
Railcar Maintenance	88,000	9,000	7,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	1,960,000	1,373,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	88,000	9,000	7,000
Ohio Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo
Railcar Maintenance	3,343,000	3,012,000	1,870,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	889,000	1,190,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	3,343,000	3,012,000	1,870,000
Ohio Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	41,000	355,000
Ohio Power Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo
Railcar Maintenance	281,000	542,000	522,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	74,000	234,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	281,000	542,000	522,000
Ohio Power Co to Southwestern Electric Power Co [Member]
Cook Coal Terminal and SWEPCo
Railcar Maintenance	2,102,000	2,348,000	1,044,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	321,000	605,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	2,102,000	2,348,000	1,044,000
Public Service Co of Oklahoma to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0	0
Public Service Co of Oklahoma to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	48,000	80,000
Public Service Co of Oklahoma to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0	0
Public Service Co of Oklahoma to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	5,000	8,000
Public Service Co of Oklahoma to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	21,000	91,000
Southwestern Electric Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	2,000	0
Southwestern Electric Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo
Railcar Maintenance	1,600,000	2,900,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	843,000	787,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	1,600,000	2,900,000
Southwestern Electric Power Co to Kentucky Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0	0
Southwestern Electric Power Co to Ohio Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	99,000	66,000
Southwestern Electric Power Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo
Railcar Maintenance	232,000	287,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	176,000	382,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	232,000	287,000
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals) [Abstract]
Percentage of Power Sold	30.00%
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	318,199,000	359,802,000	316,207,000
Affiliated Purchases	661,238,000	819,182,000	917,616,000
Transmission Agreement
Net Charges from Transmission Agreement	20,264,000	4,608,000
Original Transmission Agreement
Net Charges from Original Transmission Agreement			(16,079,000)
Cook Coal Terminal and SWEPCo
Coal Transloading Services	942,000	31,000	0
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	34,725,000	27,455,000	28,241,000
Affiliate Coal Purchases
Coal Purchases Pursuant to Contract			2,830,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	98,417,000	114,311,000	105,307,000
Purchases from OVEC under Interconnection Agreement
Purchases from OVEC under Interconnection Agreement		21,110,000
Purchases from OVEC Reported in Revenues under Interconnection Agreement			6,631,000
Purchases from OVEC Reported in Expenses under Interconnection Agreement			3,635,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	6,643,000	3,978,000	2,004,000
Related Party Purchases of Property	2,522,000	2,312,000	4,732,000
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Appalachian Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	661,185,000	818,943,000	916,791,000
Appalachian Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Appalachian Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	53,000	239,000	825,000
Appalachian Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0
Appalachian Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases			0
Appalachian Power Co [Member] | Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Appalachian Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	166,733,000	186,788,000	158,873,000
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	124,519,000	126,737,000	123,832,000
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	314,000	1,492,000	3,471,000
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	0
Appalachian Power Co [Member] | Direct Sales to Transmission Companies [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			44,000
Appalachian Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	(1,289,000)	2,348,000
Appalachian Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	154,000	(2,171,000)
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	27,922,000	42,283,000	32,158,000
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	268,408,000	320,184,000	330,951,000
Affiliated Purchases	386,404,000	353,484,000	327,335,000
Transmission Agreement
Net Charges from Transmission Agreement	5,689,000	1,538,000
Original Transmission Agreement
Net Charges from Original Transmission Agreement			(25,188,000)
Cook Coal Terminal and SWEPCo
Coal Transloading Services	32,639,000	21,852,000	17,208,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	1,280,000	2,157,000	2,112,000
Affiliate Coal Purchases
Coal Purchases Pursuant to Contract			1,383,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	49,239,000	57,192,000	52,687,000
Purchases from OVEC under Interconnection Agreement
Purchases from OVEC under Interconnection Agreement		12,942,000
Purchases from OVEC Reported in Revenues under Interconnection Agreement			3,721,000
Purchases from OVEC Reported in Expenses under Interconnection Agreement			1,980,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	3,296,000	441,000	1,842,000
Related Party Purchases of Property	285,000	3,678,000	4,117,000
Related Party Transactions (Textuals) [Abstract]
Barge Towing and Chartering Services	24,000,000	24,000,000	28,000,000
Billings for Services from Central Machine Shop Facility	1,280,000	2,157,000	2,112,000
Aggregate Power Participation Ratio	43.47%
Indiana Michigan Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	147,502,000	124,598,000	91,129,000
Indiana Michigan Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Indiana Michigan Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	36,000	147,000	466,000
Indiana Michigan Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	238,866,000	228,739,000
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases			235,740,000
Indiana Michigan Power Co [Member] | Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Indiana Michigan Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	265,923,000	308,336,000	327,992,000
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	218,000	908,000	1,931,000
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	0
Indiana Michigan Power Co [Member] | Direct Sales to Transmission Companies [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			1,848,000
Indiana Michigan Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	758,000	9,379,000
Indiana Michigan Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	92,000	(1,087,000)
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,509,000	1,469,000	267,000
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	74,000	122,000	133,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	277,000	298,000	368,000
Affiliate Coal Purchases
Coal Purchases Pursuant to Contract			837,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	277,000	298,000	368,000
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	847,294,000	977,999,000	991,285,000
Affiliated Purchases	380,706,000	515,613,000	386,618,000
Transmission Agreement
Net Charges from Transmission Agreement	6,090,000	17,186,000
Original Transmission Agreement
Net Charges from Original Transmission Agreement			49,281,000
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	39,956,000	36,980,000	44,160,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	3,838,000	3,684,000	3,665,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	125,013,000	145,207,000	133,776,000
Purchases from OVEC under Interconnection Agreement
Purchases from OVEC under Interconnection Agreement		27,566,000
Purchases from OVEC Reported in Revenues under Interconnection Agreement			7,937,000
Purchases from OVEC Reported in Expenses under Interconnection Agreement			4,231,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	4,163,000	12,113,000	8,919,000
Related Party Purchases of Property	10,608,000	3,045,000	1,652,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	3,838,000	3,684,000	3,665,000
Aggregate Power Participation Ratio	43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Ownership And Investment In OVEC
Ownership	4.30%
Investment	430,000
Ohio Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	174,240,000	326,871,000	268,964,000
Ohio Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Ohio Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	75,000	312,000	996,000
Ohio Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	203,583,000	185,741,000
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases			113,801,000
Ohio Power Co [Member] | Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	2,808,000	2,689,000	2,857,000
Ohio Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	643,486,000	823,703,000	839,441,000
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	136,142,000	115,120,000	115,406,000
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	454,000	1,936,000	4,125,000
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	0
Ohio Power Co [Member] | Direct Sales to Transmission Companies [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			236,000
Ohio Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	26,295,000	3,375,000
Ohio Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	196,000	(2,330,000)
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	40,917,000	33,669,000	34,407,000
Public Service Co of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	22,603,000	14,192,000	23,528,000
Affiliated Purchases	24,378,000	50,092,000	46,013,000
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement	12,300,000	9,000,000	10,600,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	1,198,000	53,000	412,000
Affiliate Coal Purchases
Coal Purchases Pursuant to Contract			796,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	1,782,000	442,000	2,156,000
Related Party Purchases of Property	1,867,000	475,000	5,146,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	1,198,000	53,000	412,000
Public Service Co of Oklahoma [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Public Service Co of Oklahoma [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	683,000	6,378,000	6,162,000
Public Service Co of Oklahoma [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	23,695,000	43,714,000	39,851,000
Public Service Co of Oklahoma [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0
Public Service Co of Oklahoma [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases			0
Public Service Co of Oklahoma [Member] | Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Public Service Co of Oklahoma [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	0
Public Service Co of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	34,000	124,000	1,210,000
Public Service Co of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	18,861,000	10,624,000	19,629,000
Public Service Co of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	0
Public Service Co of Oklahoma [Member] | Direct Sales to Transmission Companies [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			30,000
Public Service Co of Oklahoma [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	8,000	111,000
Public Service Co of Oklahoma [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	3,000	2,000
Public Service Co of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	3,700,000	3,330,000	2,657,000
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	37,441,000	57,615,000	51,870,000
Affiliated Purchases	19,229,000	11,808,000	23,707,000
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement	(12,300,000)	(9,000,000)	(10,500,000)
Central Machine Shop
Billings for Services from Central Machine Shop Facility	145,000	946,000	560,000
Affiliate Coal Purchases
Coal Purchases Pursuant to Contract			1,526,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	1,731,000	650,000	5,233,000
Related Party Purchases of Property	7,266,000	2,993,000	2,612,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	145,000	946,000	560,000
Southwestern Electric Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Southwestern Electric Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	368,000	1,184,000	4,078,000
Southwestern Electric Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	18,861,000	10,624,000	19,629,000
Southwestern Electric Power Co [Member] | Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0
Southwestern Electric Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Affiliated Purchases			0
Southwestern Electric Power Co [Member] | Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Purchases	0	0	0
Southwestern Electric Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	0
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	142,000	3,535,000	1,248,000
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	23,695,000	43,714,000	39,851,000
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	(583,000)	(637,000)	(286,000)
Southwestern Electric Power Co [Member] | Direct Sales to Transmission Companies [Member]
Affiliated Revenues and Purchases
Affiliated Revenues			1,000
Southwestern Electric Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	12,338,000	8,962,000
Southwestern Electric Power Co [Member] | Natural Gas Contracts with AEPES [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	4,000	3,000
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,849,000	2,037,000	11,053,000
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	19,961,000	15,460,000	12,548,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	80,000	102,000	180,000
Related Party Transactions (Textuals) [Abstract]
Billings for Services from Central Machine Shop Facility	80,000	102,000	180,000
AEP River Operations LLC [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	20,917,000	25,356,000	20,729,000
American Electric Power [Member] | Ohio Valley Electric Corporation [Member]
Ownership And Investment In OVEC
Ownership	39.17%
Investment	3,978,000
AEP Subsidiaries [Member]
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Ohio Valley Electric Corporation [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	0	(20,000,000)	[1]
Related Party Transactions (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs)	2,200
Number of OVEC Generating Plants	2
Number of Plants Operating with Environmental Controls	1
Number of Plants Scheduled to be Operating with Environmental Controls	1
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Related Party Transactions (Textuals) [Abstract]
Authorized Capital Expenditures for Environmental Investments	1,400,000,000
Completed Financing Through Debt Issuances	$ 1,400,000,000

[1]	The parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.